8. Notes Payable (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note payable balance	$ 1,100,000	$ 1,650,000
Less current portion	(1,100,000)	(1,650,000)
Long-term portion	0	0
Convertible promissory notes - debt acquisition
Note payable balance	100,000	200,000
Original Bridge Loan
Note payable balance	120,000	170,000
Bridge Loan 1
Note payable balance	355,000	405,000
Bridge Loan 2
Note payable balance	200,000	350,000
Bridge Loan 3
Note payable balance	250,000	500,000
Convertible promissory note - Asher/Goldenrise
Note payable balance	55,000	0
Convertible promissory note - Service agreement
Note payable balance	20,000	20,000
Notes payable - other
Note payable balance	$ 0	$ 5,000